Offerings	Jul. 02, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	0% Notes due 2030
Maximum Aggregate Offering Price	$ 747,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,442.25
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registration statement on Form S-3 (File No. 333-288424) of AeroVironment, Inc. filed on June 30, 2025 in accordance with Rules 456(b), 457(o) and 457(r) under the Securities Act of 1933, as amended. Represents the aggregate principal amount of 0% Convertible Senior Notes due 2030 (the "Notes") whose offer and sale are registered hereby. Includes $97,500,000 aggregate principal amount of Notes that may be offered and sold pursuant to the underwriters' option to purchase additional Notes.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the shares of Common Stock issuable upon conversion of the Notes because no additional consideration is to be received in connection with the exercise of the conversion privilege of the Notes. Includes an indeterminate number of shares of Common Stock of AeroVironment, Inc. issuable upon conversion of the Notes. The initial maximum conversion rate of the Notes is 3.1017 shares of Common Stock per $1,000 principal amount of Notes. Pursuant to Rule 416 under the Securities Act, the amount of shares of Common Stock whose offer and sale is registered hereby includes an indeterminate number of shares of Common Stock that may be issued in connection with stock splits, stock dividends, or similar transactions. No additional consideration will be received in connection with the exercise of the conversion privilege of the Notes.